Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Receivables (payables) with Seadrill Partners and its subsidiaries as of December 31, 2014 consisted of the following:

(In US$ millions)	December 31, 2014
Rig financing agreements and Loan Agreements	237
$109.5 million Vendor financing loan	110
Deferred consideration receivable	74
Other receivables	264
Other payables	(77)
In the 12 months ended December 31, 2014, the Company incurred the following lease costs on units leased from the Ship Finance subsidiaries.

(US$ millions)	2014	2013	2012
West Polaris	55	70	114
West Hercules	75	77	75
West Taurus	111	112	114
West Linus	59	—	—
Total	300	259	303